UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-22983

Eaton Vance NextShares Trust II

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Deidre E. Walsh

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

January 31

Date of Fiscal Year End

July 31, 2021

Date of Reporting Period

Item 1.	Reports to Stockholders

Eaton Vance

TABS 5-to-15 Year Laddered Municipal Bond NextShares (EVLMC)

Listing Exchange:  The NASDAQ Stock Market LLC

Semiannual Report

July 31, 2021

NextShares® is a registered trademark of NextShares Solutions LLC. All rights reserved.

Commodity Futures Trading Commission Registration. The Commodity Futures Trading Commission (“CFTC”) has adopted regulations that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The investment adviser has claimed an exclusion from the definition of “commodity pool operator” under the Commodity Exchange Act with respect to its management of the Fund. Accordingly, neither the Fund nor the adviser with respect to the operation of the Fund is subject to CFTC regulation. Because of its management of other strategies, the Fund’s adviser and Parametric Portfolio Associates LLC (Parametric), sub-adviser to the Fund, are registered with the CFTC as a commodity pool operators. The adviser and Parametric are also registered as commodity trading advisors.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing in NextShares, investors should consider carefully the investment objective, risks, and charges and expenses. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial intermediary. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Semiannual Report July 31, 2021

Eaton Vance

TABS 5-to-15 Year Laddered Municipal Bond NextShares

Eaton Vance

TABS 5-to-15 Year Laddered Municipal Bond NextShares

July 31, 2021

Performance1,2,3

Portfolio Managers James H. Evans, CFA, Brian C. Barney, CFA and Christopher J. Harshman, CFA, each of Parametric Portfolio Associates LLC

% Average Annual Total Returns	Fund Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Ten Years	Since Fund Inception

Fund at NAV	03/30/2016	02/01/2010	1.14%	3.44%	3.28%	5.63%	3.75%
Fund at Market Price	03/30/2016	03/30/2016	1.14	3.44	3.24	—	3.75

Bloomberg 10 Year Municipal Bond Index	—	—	0.94%	2.81%	3.44%	4.38%	3.75%
Bloomberg 15 Year Municipal Bond Index	—	—	1.50	4.10	4.10	5.22	4.50

% Total Annual Operating Expense Ratios[4]

Gross							1.98%
Net							0.35

% Distribution Rates/Yields[5]

Distribution Rate at NAV							1.89%
SEC 30-day Yield - Subsidized							0.46
SEC 30-day Yield - Unsubsidized							–0.96

Fund Profile6

Credit Quality (% of total investments)7

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when sold, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, Fund performance may be lower or higher than the quoted return. The Fund’s performance at market price will differ from its results at net asset value (NAV). The market price used to calculate the Market Price return is the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. If you trade your shares at another time during the day, your return may differ. Returns are historical and are calculated by determining the percentage change in NAV or market price (as applicable) with all distributions reinvested at NAV or closing market price (as applicable) on the payment date of the distribution, and are net of management fees and other expenses. Performance for periods less than or equal to one year is cumulative. For performance as of the most recent month-end, including historical trading premiums/discounts relative to NAV, please refer to eatonvance.com.

2

Eaton Vance

TABS 5-to-15 Year Laddered Municipal Bond NextShares

July 31, 2021

Endnotes and Additional Disclosures

[1]

Shares of NextShares funds are normally bought and sold in the secondary market through a broker, and may not be individually purchased or redeemed from the fund. In the secondary market, buyers and sellers transact with each other, rather than with the fund. NextShares funds issue and redeem shares only in specified creation unit quantities in transactions by or through Authorized Participants. In such transactions, a fund issues and redeems shares in exchange for the basket of securities, other instruments and/or cash that the fund specifies each business day. By transacting in kind, a NextShares fund can lower its trading costs and enhance fund tax efficiency by avoiding forced sales of securities to meet redemptions. Redemptions may be effected partially or entirely in cash when in-kind delivery is not practicable or deemed not in the best interests of shareholders. A fund’s basket is not intended to be representative of the fund’s current portfolio positions and may vary significantly from current positions. As exchange-traded securities, NextShares can operate with low transfer agency expenses by utilizing the same highly efficient share processing system as used for exchange-listed stocks and exchange-traded funds. Market trading prices of NextShares are linked to the fund’s next-computed net asset value (NAV) and will vary from NAV by a market-determined premium or discount, which may be zero. Buyers and sellers of NextShares will not know the value of their purchases and sales until after the fund’s NAV is determined at the end of the trading day. Market trading prices may vary significantly from anticipated levels. NextShares do not offer investors the opportunity to buy and sell intraday based on current (versus end-of-day) determinations of fund value. NextShares trade execution prices will fluctuate based on changes in NAV. Although limit orders may be used to control trading costs, they cannot be used to control or limit trade execution prices. As a new type of fund, NextShares have a limited operating history and may initially be available through a limited number of brokers. There can be no guarantee that an active trading market for NextShares will develop or be maintained, or that their listing will continue unchanged. Buying and selling NextShares may require payment of brokerage commissions and expose transacting shareholders to other trading costs. Frequent trading may detract from realized investment returns. The return on a shareholder’s NextShares investment will be reduced if the shareholder sells shares at a greater discount or narrower premium to NAV than he or she acquired the shares.

[2]

Bloomberg 10 Year Municipal Bond Index is an unmanaged index of municipal bonds traded in the U.S. with maturities ranging from 8-12 years. Bloomberg 15 Year Municipal Bond Index is an unmanaged index of municipal bonds traded in the U.S. with maturities ranging from 12-17 years. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index. Prior to April 15, 2015, the Portfolio Investor had a different name and investment objective and employed a different investment strategy from the Portfolio Investor’s current investment strategy. Performance prior to April 15, 2015 reflects the Portfolio Investor’s performance under its former investment objective and policies.

[3]

The Fund pursues its investment objective by investing in a separate investment fund (the Portfolio). The returns at NAV for periods before the date the Fund commenced operations are for a mutual fund that invests in the Portfolio (the Portfolio Investor). The performance during such period does not represent the performance of the Fund. The prior investment performance of the Portfolio Investor (rather than the Portfolio itself) is shown because it reflects the expenses typically borne by a retail fund investing in the Portfolio. The Portfolio Investor returns are not adjusted to reflect differences between the total net operating expenses of the Fund and the Portfolio Investor during the periods shown. If such an adjustment were made, the performance presented would be higher, because the Fund’s total net operating expenses are lower than those of the Portfolio Investor. Performance is for a share class of the Portfolio Investor offered at net asset value. Performance presented in the Financial Highlights included in the financial statements is not linked.

[4]

Source: Fund prospectus. Net expense ratio reflects a contractual expense reimbursement that continues through 5/31/22. Without the reimbursement, performance would have been lower. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report.

[5]

The Distribution Rate is based on the Fund’s last regular distribution per share in the period (annualized) divided by the Fund’s NAV at the end of the period. The Fund’s distributions may be comprised of amounts characterized for federal income tax purposes as tax-exempt income, qualified and non-qualified ordinary dividends, capital gains and nondividend distributions, also known as return of capital. The Fund will determine the federal income tax character of distributions paid to a shareholder after the end of the calendar year. This is reported on the IRS form 1099-DIV and provided to the shareholder shortly after each year-end. The Fund’s distributions are determined by the investment adviser based on its current assessment of the Fund’s long-term return potential. As portfolio and market conditions change, the rate of distributions paid by the Fund could change. The SEC Yield is a standardized measure based on the estimated yield to maturity of a fund’s investments over a 30-day period and is based on the maximum offer price at the date specified. The SEC Yield is not based on the distributions made by the Fund, which may differ. Subsidized yield reflects the effect of fee waivers and expense reimbursements.

[6]

The Fund primarily invests in an affiliated investment company (Portfolio) with substantially the same objective(s) and policies as the Fund and may also invest directly. Unless otherwise noted, references to investments are to the aggregate holdings of the Fund and the Portfolio.

[7]

For purposes of the Fund’s rating restrictions, ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”), as applicable. If securities are rated differently by the ratings agencies, the highest rating is applied. Ratings, which are subject to change, apply to the creditworthiness of the issuers of the underlying securities and not to the Fund or its shares. Credit ratings measure the quality of a bond based on the issuer’s creditworthiness, with ratings ranging from AAA, being the highest, to D, being the lowest based on S&P’s measures. Ratings of BBB or higher by S&P or Fitch (Baa or higher by Moody’s) are considered to be investment-grade quality. Credit ratings are based largely on the ratings agency’s analysis at the time of rating. The rating assigned to any particular security is not necessarily a reflection of the issuer’s current financial condition and does not necessarily reflect its assessment of the volatility of a security’s market value or of the liquidity of an investment in the security. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Fund profile subject to change due to active management.

Important Notice to Shareholders

Effective August 24, 2021, the Bloomberg Barclays fixed income indices were rebranded as Bloomberg indices.

3

Eaton Vance

TABS 5-to-15 Year Laddered Municipal Bond NextShares

July 31, 2021

Fund Expenses

Example:  As a Fund shareholder, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares; and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (February 1, 2021 – July 31, 2021).

Actual Expenses:  The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:  The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions on purchases and sales of Fund shares. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

	Beginning Account Value (2/1/21)	Ending Account Value (7/31/21)	Expenses Paid During Period* (2/1/21 – 7/31/21)		Annualized Expense Ratio

Actual
	$1,000.00	$1,011.40	$1.75	**	0.35%

Hypothetical
(5% return per year before expenses)
	$1,000.00	$1,023.10	$1.76	**	0.35%

*

Expenses are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on January 31, 2021. The Example reflects the expenses of both the Fund and the Portfolio.

**	Absent an allocation of certain expenses to affiliates, expenses would be higher.

4

Eaton Vance

TABS 5-to-15 Year Laddered Municipal Bond NextShares

July 31, 2021

Statement of Assets and Liabilities (Unaudited)

Assets	July 31, 2021

Investment in 5-to-15 Year Laddered Municipal Bond Portfolio, at value (identified cost, $7,058,262)	$7,814,984

Receivable from affiliates	3,182

Total assets	$7,818,166

Liabilities

Payable to affiliates:

Operations agreement fee	$325

Accrued expenses	147,879

Total liabilities	$148,204

Net Assets	$7,669,962

Sources of Net Assets

Paid-in capital	$7,109,064

Distributable earnings	560,898

Total	$7,669,962

Net Asset Value Per Share

($7,669,962 ÷ 700,000 shares issued and outstanding)	$10.96

5	See Notes to Financial Statements.

Eaton Vance

TABS 5-to-15 Year Laddered Municipal Bond NextShares

July 31, 2021

Statement of Operations (Unaudited)

Investment Income	Six Months Ended July 31, 2021

Interest allocated from Portfolio	$78,847

Expenses allocated from Portfolio	(13,474)

Total investment income from Portfolio	$65,373

Expenses

Operations agreement fee	$1,886

Trustees’ fees and expenses	250

Custodian fee	5,746

Transfer and dividend disbursing agent fees	6,878

Legal and accounting services	10,331

Printing and postage	2,515

Listing fee	3,570

Intraday pricing fee	5,951

Miscellaneous	885

Total expenses	$38,012

Deduct —

Allocation of expenses to affiliates	$38,012

Total expense reductions	$38,012

Net expenses	$0

Net investment income	$65,373

Realized and Unrealized Gain (Loss) from Portfolio

Net realized gain (loss) —

Investment transactions	$18,008

Net realized gain	$18,008

Change in unrealized appreciation (depreciation) —

Investments	$2,539

Net change in unrealized appreciation (depreciation)	$2,539

Net realized and unrealized gain	$20,547

Net increase in net assets from operations	$85,920

6	See Notes to Financial Statements.

Eaton Vance

TABS 5-to-15 Year Laddered Municipal Bond NextShares

July 31, 2021

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended July 31, 2021 (Unaudited)	Year Ended January 31, 2021

From operations —

Net investment income	$65,373	$147,092

Net realized gain	18,008	35,409

Net change in unrealized appreciation (depreciation)	2,539	160,518

Net increase in net assets from operations	$85,920	$343,019

Distributions to shareholders	$(65,682)	$(148,830)

Other capital —

Portfolio transaction fee contributed to Portfolio	$(212)	$(488)

Portfolio transaction fee allocated from Portfolio	1,157	3,786

Net increase in net assets from other capital	$945	$3,298

Net increase in net assets	$21,183	$197,487

Net Assets

At beginning of period	$7,648,779	$7,451,292

At end of period	$7,669,962	$7,648,779

Changes in shares outstanding

Shares outstanding, beginning of period	700,000	700,000

Shares outstanding, end of period	700,000	700,000

7	See Notes to Financial Statements.

Eaton Vance

TABS 5-to-15 Year Laddered Municipal Bond NextShares

July 31, 2021

Financial Highlights

	Six Months Ended July 31, 2021 (Unaudited)		Year Ended January 31,				Period Ended January 31, 2017(1)(2)
			2021	2020	2019	2018(1)

Net asset value — Beginning of period	$10.930		$10.640	$10.080	$9.980	$9.790	$10.000

Income (Loss) From Operations

Net investment income(3)	$0.093		$0.210	$0.229	$0.217	$0.229	$0.149

Net realized and unrealized gain (loss)	0.030		0.288	0.558	0.095	0.175	(0.238)

Total income (loss) from operations	$0.123		$0.498	$0.787	$0.312	$0.404	$(0.089)

Less Distributions

From net investment income	$(0.094)		$(0.213)	$(0.230)	$(0.216)	$(0.214)	$(0.110)

Total distributions	$(0.094)		$(0.213)	$(0.230)	$(0.216)	$(0.214)	$(0.110)

Portfolio transaction fee, net(3)	$0.001		$0.005	$0.003	$0.004	$0.000 (4)	$(0.011)

Net asset value — End of period	$10.960		$10.930	$10.640	$10.080	$9.980	$9.790

Total Return on Net Asset Value(5)(6)	1.14	%(7)	4.80%	7.92%	3.23%	4.13%	(1.03	)%(7)

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$7,670		$7,649	$7,451	$7,055	$6,985	$22,028

Ratios (as a percentage of average daily net assets):(8)

Expenses(6)	0.35	%(9)	0.35%	0.35%	0.35%	0.35%	0.35	%(9)

Net investment income	1.73	%(9)	1.98%	2.21%	2.18%	2.28%	1.77	%(9)

Portfolio Turnover of the Portfolio	10	%(7)	51%	28%	78%	35%	30	%(7)(10)

(1)	Per share data reflect a 2-for-1 share split effective March 9, 2018.

(2)	For the period from the start of business, March 30, 2016, to January 31, 2017.

(3)	Computed using average shares outstanding.

(4)	Amount is less than $0.0005.

(5)

Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of a market-determined premium or discount. Investment returns assume that all distributions have been reinvested at net asset value.

(6)

The investment adviser and administrator and the sub-adviser of the Fund and the investment adviser and the sub-adviser of the Portfolio reimbursed certain operating expenses (equal to 1.02%, 1.63%, 1.40%, 1.53%, 0.74% and 1.10% of average daily net assets for the six months ended July 31, 2021, the years ended January 31, 2021, 2020, 2019 and 2018 and the period ended January 31, 2017, respectively). Absent this reimbursement, total return would be lower.

(7)	Not annualized.

(8)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(9)	Annualized.

(10)	For the period from the Portfolio’s start of business, March 28, 2016, to January 31, 2017.

8	See Notes to Financial Statements.

Eaton Vance

TABS 5-to-15 Year Laddered Municipal Bond NextShares

July 31, 2021

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Eaton Vance TABS 5-to-15 Year Laddered Municipal Bond NextShares (the Fund) is a diversified series of Eaton Vance NextShares Trust II (the Trust), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act). The Fund is an exchange-traded managed fund operating pursuant to an order issued by the SEC granting an exemption from certain provisions of the 1940 Act. Individual shares of the Fund may be purchased and sold only on a national securities exchange or alternative trading system through a broker-dealer that offers NextShares, and may not be directly purchased or redeemed from the Fund. Market trading prices for the Fund are directly linked to the Fund’s next-computed net asset value per share (NAV) and will vary from NAV by a market-determined premium or discount, which may be zero. The Fund invests all of its investable assets in interests in 5-to-15 Year Laddered Municipal Bond Portfolio (the Portfolio), a Massachusetts business trust, having substantially the same investment objective and policies as the Fund. The value of the Fund’s investment in the Portfolio reflects the Fund’s proportionate interest in the net assets of the Portfolio (0.8% at July 31, 2021). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with the Fund’s financial statements.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.

A  Investment Valuation — Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio’s Notes to Financial Statements, which are included elsewhere in this report.

B  Income — The Fund’s net investment income or loss consists of the Fund’s pro-rata share of the net investment income or loss of the Portfolio, less all actual and accrued expenses of the Fund.

C  Federal Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its taxable, if any, and tax-exempt net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary. The Fund intends to satisfy conditions which will enable it to designate distributions from the interest income generated by the Portfolio’s investments in municipal obligations, which are exempt from regular federal income tax when received by the Portfolio, as exempt-interest dividends. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986, may be considered a tax preference item to shareholders.

As of July 31, 2021, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

D  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

E  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

F  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume, upon request by the shareholder, the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

G  Other — Investment transactions are accounted for on a trade date basis.

H  Interim Financial Statements — The interim financial statements relating to July 31, 2021 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Distributions to Shareholders and Income Tax Information

It is the present policy of the Fund to make monthly distributions of all or substantially all of its net investment income and to distribute annually all or substantially all of its net realized capital gains. Distributions are paid in cash and cannot be automatically reinvested in additional shares of the Fund. Distributions to shareholders are recorded on the ex-dividend date. Distributions to shareholders are determined in accordance with income tax regulations,

9

Eaton Vance

TABS 5-to-15 Year Laddered Municipal Bond NextShares

July 31, 2021

Notes to Financial Statements (Unaudited) — continued

which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

At January 31, 2021, the Fund, for federal income tax purposes, had deferred capital losses of $62,888 which would reduce its taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus would reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. The deferred capital losses are treated as arising on the first day of the Fund’s next taxable year and retain the same short-term or long-term character as when originally deferred. Of the deferred capital losses at January 31, 2021, $62,888 are short-term.

3  Investment Adviser and Administration Fee and Other Transactions with Affiliates

The investment adviser and administration fee is earned by Eaton Vance Management (EVM) as compensation for investment advisory and administrative services rendered to the Fund. On March 1, 2021, Morgan Stanley acquired Eaton Vance Corp. (the “Transaction”) and EVM became an indirect, wholly-owned subsidiary of Morgan Stanley. In connection with the Transaction, the Fund entered into a new investment advisory and administrative agreement (the “New Agreement”) with EVM, which took effect on March 1, 2021. Pursuant to the New Agreement (and the Fund’s investment advisory and administrative agreement with EVM in effect prior to March 1, 2021), the investment adviser and administration fee is computed at an annual rate as a percentage of the Fund’s average daily net assets that are not invested in other investment companies for which EVM or its affiliates serve as investment adviser and receive an advisory fee, as follows and is payable monthly:

Average Daily Net Assets	Annual Fee Rate

Up to $1 billion	0.3200%

$1 billion but less than $2.5 billion	0.3075%

$2.5 billion but less than $5 billion	0.2950%

$5 billion and over	0.2875%

For the six months ended July 31, 2021, the Fund incurred no investment adviser and administration fee on such assets. To the extent the Fund’s assets are invested in the Portfolio, the Fund is allocated its pro rata share of the Portfolio’s investment adviser fee. The Portfolio has engaged Boston Management and Research (BMR) to render investment advisory services. See Note 2 of the Portfolio’s Notes to Financial Statements which are included elsewhere in this report.

Pursuant to an investment sub-advisory agreement, EVM has delegated the investment management of the Fund to Parametric Portfolio Associates LLC (Parametric), an affiliate of EVM and, effective March 1, 2021, an indirect, wholly-owned subsidiary of Morgan Stanley. In connection with the Transaction, EVM entered into a new investment sub-advisory agreement with Parametric, which took effect on March 1, 2021. EVM pays Parametric a portion of its investment adviser fee for sub-advisory services provided to the Fund.

The Trust, on behalf of the Fund, has entered into an operations agreement with EVM pursuant to which EVM provides the Fund with services required for it to operate as a NextShares exchange-traded managed fund in accordance with the exemptive order obtained by EVM and the Trust. Pursuant to the agreement, the Fund pays EVM a monthly fee at an annual rate of 0.05% of the Fund’s average daily net assets provided the average net assets of NextShares funds sponsored by EVM (“Covered Assets”) are less than $10 billion. The annual rate is reduced if Covered Assets are $10 billion and above. For the six months ended July 31, 2021, the operations agreement fee amounted to $1,886 or 0.05% (annualized) of the Fund’s average daily net assets.

EVM and Parametric have agreed to reimburse the Fund’s expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only) exceed 0.35% of the Fund’s average daily net assets through May 31, 2022. Thereafter, the reimbursement may be changed or terminated at any time. Pursuant to this agreement, EVM and Parametric were allocated $38,012 in total of the Fund’s operating expenses for the six months ended July 31, 2021.

Trustees and officers of the Fund who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Fund out of the investment adviser fee. Certain officers and Trustees of the Fund and the Portfolio are officers of the above organizations.

4  Investment Transactions

For the six months ended July 31, 2021, increases and decreases in the Fund’s investment in the Portfolio aggregated $49,821 and $19,434, respectively. In addition, a Portfolio transaction fee is imposed by the Portfolio on the combined daily inflows or outflows of the Fund and the Portfolio’s other investors as more fully described at Note 1H of the Portfolio’s financial statements included herein. Such fee is allocated to the Fund based on its pro-rata interest in the Portfolio. The amount of the Portfolio transaction fee imposed on the Fund, if any, and the allocation of such fee are presented as Other capital on the Statements of Changes in Net Assets.

10

Eaton Vance

TABS 5-to-15 Year Laddered Municipal Bond NextShares

July 31, 2021

Notes to Financial Statements (Unaudited) — continued

5  Capital Share Transactions

The Trust may issue an unlimited number of shares of capital stock (no par value per share) in one or more series (such as the Fund). The Fund issues and redeems shares only in blocks of 25,000 shares or multiples thereof (“Creation Units”). The Fund issues and redeems Creation Units in return for the securities, other instruments and/or cash (the “Basket”) that the Fund specifies each business day. Creation Units may be purchased or redeemed only by or through Authorized Participants, which are broker-dealers or institutional investors that have entered into agreements with the Fund’s distributor for this purpose. The Fund imposes a transaction fee on Creation Units issued and redeemed to offset the estimated cost to the Fund of processing the transaction, which is paid by the Authorized Participants directly to a third-party administrator. In addition, Authorized Participants pay the Fund a variable charge for converting the Basket to or from the desired portfolio composition. Such variable charges are reflected as Transaction fees on the Statements of Changes in Net Assets.

At July 31, 2021, EVM owned approximately 95.6% of the outstanding shares of the Fund.

11

5-to-15 Year Laddered Municipal Bond Portfolio

July 31, 2021

Portfolio of Investments (Unaudited)

Tax-Exempt Municipal Obligations — 96.1%
Security	Principal Amount (000’s omitted)	Value

Bond Bank — 0.2%

Vermont Bond Bank, (Vermont State Colleges System), 3.00%, 10/1/35	$500	$567,460

Virginia Resources Authority, (Pooled Financing Program), 4.00%, 11/1/35	1,175	1,415,417

		$1,982,877

Education — 5.0%

Arizona State University:

5.00%, 7/1/35	$1,500	$1,997,130

5.00%, 7/1/36	1,000	1,327,670

Brownsburg 1999 School Building Corp., IN, 5.00%, 2/5/26	565	676,881

Connecticut Health and Educational Facilities Authority, (Fairfield University):

5.00%, 7/1/25	875	1,023,942

5.00%, 7/1/26	1,000	1,206,260

Louisiana Public Facilities Authority, (Tulane University), 5.00%, 12/15/27	505	620,670

New York Dormitory Authority, (Rochester Institute of Technology):

5.00%, 7/1/35	540	698,312

5.00%, 7/1/36	395	509,503

5.00%, 7/1/37	840	1,080,744

New York Dormitory Authority, (School Districts Revenue Bond Financing Program):

5.00%, 10/1/32	1,500	1,974,720

5.00%, 10/1/33	1,175	1,538,933

North Carolina Capital Facilities Finance Agency, (Davidson College), 5.00%, 3/1/29	200	205,476

Oklahoma Agricultural and Mechanical Colleges, (Oklahoma State University):

4.00%, 9/1/33	305	387,521

4.00%, 9/1/34	350	443,149

Saginaw Valley State University, MI:

5.00%, 7/1/26	750	904,290

5.00%, 7/1/27	500	609,070

5.00%, 7/1/28	1,000	1,214,890

Swarthmore Borough Authority, PA, (Swarthmore College):

4.00%, 9/15/35(1)	2,245	2,845,942

4.00%, 9/15/37(1)	1,925	2,421,727

Texas A&M University:

4.00%, 5/15/33	1,600	2,031,552

4.00%, 5/15/34	1,000	1,265,190

University of Florida:

4.00%, 7/1/31	5,000	6,343,850

Security	Principal Amount (000’s omitted)	Value

Education (continued)

University of Florida: (continued)

4.00%, 7/1/32	$6,465	$8,139,176

4.00%, 7/1/33	6,720	8,421,974

University of Hawaii, 3.00%, 10/1/31	1,000	1,150,280

		$49,038,852

Electric Utilities — 2.1%

Brownsville, TX, Utilities System Revenue, 5.00%, 9/1/29	$1,000	$1,176,170

Energy Northwest, WA, Wind Project Revenue:

5.00%, 7/1/25	365	428,831

5.00%, 7/1/26	1,000	1,171,490

Garland, TX, Electric Utility System Revenue, 5.00%, 3/1/32	250	297,573

Marquette Board of Light and Power, MI, 5.00%, 7/1/27	735	897,369

New Braunfels, TX, Utility System Revenue, 4.00%, 7/1/34	770	915,692

North Carolina Municipal Power Agency No. 1, (Catawba), 5.00%, 1/1/29	500	601,735

Redding Joint Powers Financing Authority, CA, Electric System Revenue, 5.00%, 6/1/26	250	300,542

Seattle, WA, Municipal Light and Power Revenue, 0.27%, (SIFMA + 0.25%), 11/1/26 (Put Date), 5/1/45(1)(2)	2,000	2,000,920

Seattle, WA, Municipal Light and Power Revenue, Green Bonds, 4.00%, 7/1/34	5,035	6,259,311

Springfield Electric System Revenue, IL:

5.00%, 3/1/27	250	290,450

5.00%, 3/1/28	250	289,870

5.00%, 3/1/29	250	289,290

Tallahassee, FL, Energy System Revenue:

5.00%, 10/1/27	300	344,688

5.00%, 10/1/28	400	458,764

5.00%, 10/1/29	1,120	1,284,158

5.00%, 10/1/30	1,500	1,719,855

5.00%, 10/1/31	1,000	1,146,230

5.00%, 10/1/33	300	343,458

Walnut Energy Center Authority, CA, 5.00%, 1/1/33	250	282,615

		$20,499,011

Escrowed / Prerefunded — 0.5%

Pennington County, SD, Certificates of Participation, Prerefunded to 6/1/25, 5.00%, 6/1/27	$1,300	$1,532,895

Seward County Unified School District No. 480, KS, Prerefunded to 9/1/25, 5.00%, 9/1/29	2,000	2,379,780

South Dakota Building Authority:

Prerefunded to 6/1/25, 5.00%, 6/1/28	210	248,063

Series 2015B, Prerefunded to 6/1/25, 5.00%, 6/1/30	200	236,250

		$4,396,988

12	See Notes to Financial Statements.

5-to-15 Year Laddered Municipal Bond Portfolio

July 31, 2021

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

General Obligations — 29.3%

Addison, TX, 5.00%, 2/15/26	$270	$290,282

Anchorage, AK:

5.00%, 9/1/25	100	118,818

5.00%, 9/1/27	780	921,905

Belding Area Schools, MI:

5.00%, 5/1/28	250	303,860

5.00%, 5/1/30	250	302,288

Birmingham, AL:

5.00%, 12/1/25	1,050	1,255,758

5.00%, 12/1/27	2,460	3,123,142

Bonneville and Bingham Counties Joint School District No. 93, ID, 5.00%, 9/15/32	450	539,190

Brookline, MA:

5.00%, 3/15/30	2,000	2,627,860

5.00%, 3/15/31	3,825	5,000,308

Burlington, VT:

5.00%, 11/1/27	305	387,008

5.00%, 11/1/29	135	179,743

5.00%, 11/1/30	300	395,952

Series 2016A, 5.00%, 11/1/26	150	184,946

Series 2019A, 5.00%, 11/1/26	210	258,924

California:

4.00%, 9/1/26	320	378,803

4.00%, 8/1/36	5,000	5,791,100

5.00%, 8/1/26	2,010	2,385,769

5.00%, 12/1/29	700	939,008

5.00%, 12/1/30	2,750	3,773,935

5.00%, 12/1/31	1,550	2,167,101

5.00%, 8/1/32	1,590	1,932,232

5.00%, 12/1/34	2,500	3,373,875

5.00%, 12/1/35	3,000	4,040,400

Cape May County, NJ, 3.00%, 10/1/31	1,000	1,114,870

Carrollton-Farmers Branch Independent School District, TX, (PSF Guaranteed):

4.00%, 2/15/32	650	814,353

4.00%, 2/15/33	1,000	1,248,910

4.00%, 2/15/34	1,010	1,257,359

Chaffey Joint Union High School District, CA, (Election of 2012), 0.00%, 8/1/33	1,000	769,880

Clark County, NV:

3.00%, 11/1/36	3,730	4,216,355

5.00%, 11/1/26	1,020	1,258,823

Colonial School District, PA:

5.00%, 2/15/32	100	118,679

5.00%, 2/15/33	200	237,182

Security	Principal Amount (000’s omitted)	Value

General Obligations (continued)

Connecticut:

3.00%, 1/15/33	$4,000	$4,575,400

4.00%, 6/1/30	1,000	1,262,150

4.00%, 6/1/32	1,000	1,242,850

4.00%, 6/1/33	600	743,250

4.00%, 6/1/35	850	1,042,738

4.00%, 6/1/36	1,000	1,220,280

Contra Costa Community College District, CA, (Election of 2014):

4.00%, 8/1/32	650	804,434

4.00%, 8/1/33	100	123,379

Cook County School District No. 25, IL, (Arlington Heights), 5.00%, 12/15/32	630	781,150

Dallas, TX:

5.00%, 2/15/29	1,885	2,100,116

5.00%, 2/15/31	3,615	3,870,327

Delaware, 5.00%, 2/1/29	1,000	1,279,900

Denton County, TX, 4.00%, 7/15/31	1,500	1,801,530

District of Columbia, 5.00%, 6/1/33	6,690	7,555,351

Dowagiac Union School District, MI, 4.00%, 5/1/26	350	409,696

Dublin City School District, OH, 5.00%, 12/1/29	500	650,370

Easton Area School District, PA, 5.00%, 2/1/31	1,650	2,086,375

Elk Grove Unified School District, CA:

4.00%, 8/1/32	3,105	3,919,069

4.00%, 8/1/33	3,370	4,232,450

Flower Mound, TX, 5.00%, 3/1/27	510	617,804

Franklin County, OH, Prerefunded to 6/1/23, 4.25%, 12/1/35	1,100	1,183,754

Frisco Independent School District, TX, (PSF Guaranteed), 4.00%, 8/15/30	400	449,224

Georgia, 5.00%, 2/1/32	1,000	1,239,200

Granville Exempted Village School District, OH, 5.00%, 12/1/26	500	601,085

Harlandale Independent School District, TX, 5.00%, 8/1/29	845	1,044,750

Hawaii, 5.00%, 1/1/30	3,730	4,861,421

Hennepin County, MN, 5.00%, 12/1/33	1,000	1,234,900

Homewood, AL:

5.00%, 9/1/28	2,000	2,445,900

5.00%, 9/1/29	2,000	2,444,560

Honolulu City and County, HI, 3.00%, 9/1/31	110	122,222

Illinois:

5.00%, 9/1/27	12,035	14,900,533

5.00%, 3/1/28	2,000	2,055,480

5.00%, 4/1/29	1,190	1,328,683

5.00%, 3/1/34	6,000	6,166,560

5.00%, 3/1/35	1,000	1,028,110

5.50%, 5/1/30	5,500	7,405,200

13	See Notes to Financial Statements.

5-to-15 Year Laddered Municipal Bond Portfolio

July 31, 2021

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

General Obligations (continued)

Kane, Cook and DuPage Counties School District No. 46, IL, 5.00%, 1/1/29	$1,000	$1,111,950

Kane, McHenry, Cook and DeKalb Counties Community Unit School District No. 300, IL, 5.00%, 1/1/28	2,370	2,984,920

Kennewick School District No. 17, WA:

4.00%, 12/1/33	1,155	1,445,379

4.00%, 12/1/34	1,200	1,497,444

Lakeland, FL:

5.00%, 10/1/25	635	740,410

5.00%, 10/1/28	1,500	1,752,585

5.00%, 10/1/30	1,000	1,166,000

Leander Independent School District, TX, (PSF Guaranteed), 0.00%, 8/15/31	600	431,568

Lewisville Independent School District, TX, (PSF Guaranteed), 4.00%, 8/15/27	1,600	1,832,048

Los Angeles Community College District, CA, (Election of 2008), 4.00%, 8/1/34	1,690	1,972,484

Los Angeles Unified School District, CA:

4.00%, 7/1/33	2,500	3,122,925

4.00%, 7/1/36	3,000	3,695,040

Maine, 5.00%, 6/1/30	2,605	3,524,200

McLean County Public Building Commission, IL, 5.00%, 12/1/28	200	231,162

Miami-Dade County School District, FL, 5.00%, 3/15/28	300	349,959

Miami-Dade County, FL, 5.00%, 7/1/29	1,000	1,180,860

Milpitas Unified School District, CA, (Election of 2012), 4.00%, 8/1/32	560	619,914

Morris Township, NJ, 3.00%, 11/1/27	440	493,090

Mountain View-Los Altos Union High School District, CA, 0.00%, 8/1/27	175	166,857

Navasota Independent School District, TX, (PSF Guaranteed):

5.00%, 2/15/28	195	226,416

5.00%, 2/15/29	340	394,386

5.00%, 2/15/30	725	840,137

5.00%, 2/15/31	885	1,023,865

5.00%, 2/15/32	720	831,874

New Jersey:

4.00%, 6/1/31	5,000	6,314,600

5.00%, 6/1/26	2,500	3,041,425

5.00%, 6/1/27	5,000	6,268,450

5.00%, 6/1/28	10,000	12,874,500

New York, 5.00%, 3/15/31	3,000	4,147,740

Ohio, (Adult Correctional Building Fund):

5.00%, 10/1/28	1,000	1,296,430

5.00%, 10/1/29	1,500	1,987,950

5.00%, 10/1/30	1,000	1,353,360

Security	Principal Amount (000’s omitted)	Value

General Obligations (continued)

Oregon:

2.35%, 6/1/25	$165	$177,651

2.40%, 12/1/25	1,050	1,138,347

2.50%, 6/1/26	1,070	1,170,922

Pasadena, TX:

4.00%, 2/15/28	500	562,655

4.00%, 2/15/29	150	168,572

4.00%, 2/15/30	500	561,530

4.00%, 2/15/31	650	729,261

Pendleton School District No. 16R, Umatilla County, OR, 0.00%, 6/15/27	1,060	1,006,618

Pennsylvania:

4.00%, 6/15/31	135	148,415

Prerefunded to 6/1/22, 4.00%, 6/1/30	5,000	5,163,400

Philadelphia, PA:

5.00%, 2/1/26	1,150	1,383,508

5.00%, 2/1/31	1,550	2,030,608

Pittsburg Unified School District, CA, 5.00%, 8/1/28	920	1,157,802

Port of Seattle, WA, Limited Tax General Obligation Bonds, 5.00%, 6/1/28	2,000	2,266,580

Portland, OR, 5.00%, 6/1/30	6,515	8,827,043

Ravenswood City School District, CA, (Election of 2016):

5.00%, 8/1/25	485	575,244

5.00%, 8/1/26	505	618,999

5.00%, 8/1/27	530	651,709

5.00%, 8/1/28	555	680,902

5.00%, 8/1/29	575	703,524

Romeo Community Schools, MI, 5.00%, 5/1/30	700	846,405

Romulus, MI:

4.00%, 11/1/31	250	286,118

4.00%, 11/1/32	100	114,396

4.00%, 11/1/33	250	285,610

SCAGO Educational Facilities Corp. for Pickens School District, SC, 5.00%, 12/1/26	1,650	1,928,867

School District 27J, Adams and Weld Counties and City and County of Broomfield, CO, 4.00%, 12/1/30	450	519,408

Seguin Independent School District, TX, (PSF Guaranteed), 4.00%, 8/15/29	300	341,826

Southfield Public Schools, MI:

5.00%, 5/1/25	1,100	1,291,730

5.00%, 5/1/27	1,000	1,252,630

St. Mary’s County, MD:

5.00%, 5/1/28	1,255	1,618,109

5.00%, 5/1/30	1,245	1,681,410

14	See Notes to Financial Statements.

5-to-15 Year Laddered Municipal Bond Portfolio

July 31, 2021

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

General Obligations (continued)

St. Vrain Valley School District RE-1J, CO:

5.00%, 12/15/28	$1,700	$2,105,824

5.00%, 12/15/29	1,000	1,235,130

Stamford, CT, 4.00%, 8/1/27	650	743,847

Sun Valley, ID:

5.00%, 9/15/25	755	901,002

5.00%, 9/15/26	695	857,123

Texas, 4.00%, 8/26/21	10,000	10,026,500

Torrance Unified School District, CA, (Election of 2014):

5.00%, 8/1/30	515	627,837

5.00%, 8/1/31	450	546,858

Tuloso-Midway Independent School District, TX, (PSF Guaranteed):

4.00%, 8/15/27	510	582,201

4.00%, 8/15/28	530	603,437

4.00%, 8/15/29	545	620,281

Virginia, 3.00%, 6/1/32	2,000	2,358,440

Washington:

5.00%, 8/1/28	1,485	1,821,872

5.00%, 8/1/29	1,400	1,716,820

Wellesley, MA:

5.00%, 4/1/30	1,990	2,692,768

5.00%, 4/1/31	1,985	2,747,200

Will and Kendall Counties Community Consolidated School District No. 202, IL, 4.00%, 1/1/27	2,825	3,305,617

Will County Community Unit School District No. 365-U, IL, 4.00%, 1/1/30	360	412,531

York County, PA, 5.00%, 6/1/27	1,225	1,418,513

		$284,672,347

Hospital — 13.0%

Allegheny County Hospital Development Authority, PA, (Allegheny Health Network Obligated Group):

5.00%, 4/1/31	$1,750	$2,193,397

5.00%, 4/1/33	3,000	3,740,520

Buffalo and Erie County Industrial Land Development Corp., NY, (Catholic Health System, Inc.), 5.00%, 7/1/25	250	292,130

California Health Facilities Financing Authority, (Adventist Health System/West), 4.00%, 3/1/27	90	95,354

California Health Facilities Financing Authority, (CommonSpirit Health), 4.00%, 4/1/36	3,000	3,646,350

California Health Facilities Financing Authority, (El Camino Hospital), 5.00%, 2/1/29	750	930,877

Clarke County Hospital Authority, GA, (Piedmont Healthcare, Inc.), 5.00%, 7/1/30	335	402,938

Security	Principal Amount (000’s omitted)	Value

Hospital (continued)

Cobb County Kennestone Hospital Authority, GA, (WellStar Health System, Inc.):

4.00%, 4/1/34	$100	$121,464

4.00%, 4/1/35	290	351,500

4.00%, 4/1/36	300	362,454

Colorado Health Facilities Authority, (CommonSpirit Health):

5.00%, 8/1/34	2,000	2,560,500

5.00%, 8/1/35	3,000	3,835,170

5.00% to 8/1/26 (Put Date), 8/1/49	5,000	5,977,900

Colorado Health Facilities Authority, (NCMC, Inc.), Escrowed to Maturity, 5.00%, 5/15/25	150	176,253

Colorado Health Facilities Authority, (Sanford Health), 5.00%, 11/1/32	3,000	3,927,240

Connecticut Health and Educational Facilities Authority, (Stamford Hospital):

4.00%, 7/1/26	600	694,542

4.00%, 7/1/27	700	827,421

4.00%, 7/1/28	650	780,696

4.00%, 7/1/29	500	608,460

4.00%, 7/1/30	750	923,235

Geisinger Authority, PA, (Geisinger Health System), 5.00%, 4/1/35	6,000	7,857,360

Glynn-Brunswick Memorial Hospital Authority, GA, (Southeast Georgia Health System), 4.00%, 8/1/35	1,000	1,205,010

Greeneville Health and Educational Facilities Board, TN, (Ballad Health), 5.00%, 7/1/33	4,000	4,353,040

Illinois Finance Authority, (Riverside Health System):

4.00%, 11/15/32	750	852,053

5.00%, 11/15/27	500	607,830

Illinois Finance Authority, (Rush University Medical Center):

5.00%, 11/15/31	1,000	1,161,560

5.00%, 11/15/32	1,000	1,160,750

Kentucky Economic Development Finance Authority, (Catholic Health Initiatives), 1.42%, (SIFMA + 1.40%), 2/1/25 (Put Date), 2/1/46(2)	12,715	12,824,603

Knox County Health, Educational and Housing Facility Board, TN, (University Health System, Inc.), 5.00%, 9/1/30	1,000	1,174,450

Louisiana Public Facilities Authority, (Ochsner Clinic Foundation):

5.00%, 5/15/25	250	292,848

5.00%, 5/15/26	250	290,698

5.00%, 5/15/27	250	289,983

Louisville/Jefferson County Metro Government, KY, (Norton Healthcare, Inc.):

5.00%, 10/1/30	2,000	2,412,480

5.00%, 10/1/31	1,500	1,807,935

5.00%, 10/1/32	2,000	2,406,000

15	See Notes to Financial Statements.

5-to-15 Year Laddered Municipal Bond Portfolio

July 31, 2021

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Hospital (continued)

Maricopa County Industrial Development Authority, AZ, (Banner Health), 0.59%, (SIFMA + 0.57%), 10/18/24 (Put Date), 1/1/35(2)	$4,730	$4,712,641

Maryland Health and Higher Educational Facilities Authority, (MedStar Health, Inc.), 5.00%, 8/15/31	1,000	1,156,140

Massachusetts Development Finance Agency, (Berkshire Retirement Community, Inc.), 5.00%, 7/1/25	485	541,347

Massachusetts Development Finance Agency, (South Shore Hospital):

5.00%, 7/1/24	550	620,725

5.00%, 7/1/26	500	602,325

5.00%, 7/1/28	245	293,106

Medford Hospital Facilities Authority, OR, (Asante Health System):

5.00%, 8/15/34	1,000	1,325,510

5.00%, 8/15/35	700	926,317

5.00%, 8/15/36	1,000	1,319,870

Michigan Finance Authority, (Beaumont Health Credit Group), 5.00%, 8/1/28	1,315	1,498,350

Missouri Health and Educational Facilities Authority, (CoxHealth), 5.00%, 11/15/31	490	564,828

Missouri Health and Educational Facilities Authority, (Saint Luke’s Health System), 5.00%, 11/15/31	1,000	1,192,390

Monongalia County Building Commission, WV, (Monongalia Health System Obligated Group):

5.00%, 7/1/23	400	433,300

5.00%, 7/1/28	1,340	1,537,663

5.00%, 7/1/29	775	885,709

Montgomery County, OH, (Kettering Health Network Obligated Group):

5.00%, 8/1/32	275	371,685

5.00%, 8/1/33	300	404,067

New Hampshire Health and Education Facilities Authority, (Dartmouth-Hitchcock Obligated Group):

5.00%, 8/1/25	400	472,680

5.00%, 8/1/28	500	632,530

5.00%, 8/1/29	500	628,475

New Jersey Health Care Facilities Financing Authority, (Princeton HealthCare System):

5.00%, 7/1/25	1,000	1,180,860

5.00%, 7/1/27	700	857,276

5.00%, 7/1/28	700	856,135

5.00%, 7/1/30	520	634,286

5.00%, 7/1/31	700	852,698

Norman Regional Hospital Authority, OK, 5.00%, 9/1/25	1,000	1,178,380

Oregon Facilities Authority, (Samaritan Health Services), 5.00%, 10/1/32	750	887,295

Security	Principal Amount (000’s omitted)	Value

Hospital (continued)

Pennsylvania Economic Development Financing Authority, (UPMC), 4.00%, 10/15/37	$1,375	$1,700,036

Pennsylvania Higher Educational Facilities Authority, (University of Pennsylvania Health System), 5.00%, 8/15/33	2,250	2,937,532

Public Finance Authority, WI, (Renown Regional Medical Center):

4.00%, 6/1/35	795	960,519

5.00%, 6/1/34	1,320	1,728,500

5.00%, 6/1/36	2,310	3,010,507

Richmond County Hospital Authority, GA, (University Health Services, Inc.), 5.00%, 1/1/28	1,000	1,211,110

Royal Oak Hospital Finance Authority, MI, (William Beaumont Hospital), 5.00%, 9/1/29	250	280,035

Southcentral Pennsylvania General Authority, (Hanover Hospital, Inc.), 4.00%, 12/1/30	150	167,921

St. Paul Housing and Redevelopment Authority, MN, (Fairview Health Services), 5.00%, 11/15/25	500	592,875

St. Paul Housing and Redevelopment Authority, MN, (HealthPartners Obligated Group), 5.00%, 7/1/30	625	735,900

University of Kansas Hospital Authority, (KU Health System), 5.00%, 9/1/27	1,655	1,958,312

Utah County, UT, (IHC Health Services, Inc.), 5.00% to 8/1/26 (Put Date), 5/15/60	3,500	4,264,365

Vermont Educational and Health Buildings Financing Agency, (University of Vermont Medical Center):

5.00%, 12/1/25	335	398,901

5.00%, 12/1/26	300	362,097

5.00%, 12/1/27	205	247,216

5.00%, 12/1/28	500	602,435

5.00%, 12/1/30	400	481,528

5.00%, 12/1/31	300	360,672

Washington Health Care Facilities Authority, (Overlake Hospital Medical Center), 5.00%, 7/1/27	1,575	1,971,947

Wisconsin Health and Educational Facilities Authority, (Advocate Aurora Health Credit Group), 5.00% to 7/29/26 (Put Date), 8/15/54	3,550	4,342,750

Wisconsin Health and Educational Facilities Authority, (Agnesian HealthCare, Inc.), 5.00%, 7/1/26	400	486,608

		$126,513,355

Housing — 2.2%

Connecticut Housing Finance Authority, 3.60%, 11/15/30	$145	$152,752

Georgia Housing & Finance Authority, 3.65%, 12/1/32	1,000	1,085,820

Iowa Finance Authority, SFMR, (FHLMC), (FNMA), (GNMA):

1.50%, 1/1/31	300	302,097

1.60%, 7/1/31	300	303,840

16	See Notes to Financial Statements.

5-to-15 Year Laddered Municipal Bond Portfolio

July 31, 2021

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Housing (continued)

Minnesota Housing Finance Agency:

2019 Series A, 4.00%, 8/1/34	$295	$354,847

2019 Series A, 4.00%, 8/1/35	440	526,997

2019 Series C, 4.00%, 8/1/33	525	633,827

2019 Series C, 4.00%, 8/1/34	240	288,689

2019 Series C, 4.00%, 8/1/35	285	341,350

New York City Housing Development Corp., NY:

2.65%, 11/1/27	870	933,797

2.80%, 5/1/29	655	705,926

2.85%, 11/1/29	300	323,238

New York Housing Finance Agency, (FHLMC), (FNMA), (GNMA):

2.20%, 5/1/25	190	200,775

2.25%, 11/1/25	225	239,400

2.40%, 11/1/26	225	242,557

2.50%, 11/1/27	140	150,438

2.60%, 5/1/28	110	118,421

New York Mortgage Agency:

2.30%, 10/1/30	1,000	1,050,560

3.65%, 4/1/32	1,000	1,095,520

Seattle Housing Authority, WA:

2.875%, 12/1/25	900	984,294

3.00%, 12/1/26	920	1,021,117

Seattle Housing Authority, WA, (Northgate Plaza), 1.00%, 6/1/26	7,675	7,698,716

Tennessee Housing Development Agency, 2.80%, 7/1/26	250	273,677

Vermont Housing Finance Agency, (FHLMC), (FNMA), (GNMA), 3.85%, 11/1/33	1,287	1,440,024

Virginia Housing Development Authority, 2.55%, 5/1/27	630	667,491

Washington Housing Finance Commission:

2.25%, 6/1/25	105	111,208

2.30%, 12/1/25	130	138,649

2.40%, 6/1/26	105	112,275

		$21,498,302

Insured – Education — 0.7%

New York Dormitory Authority, (School Districts Revenue Bond Financing Program), (AGM), 5.00%, 10/1/33	$1,625	$2,120,917

Patterson Joint Unified School District, CA, (Election 2018):

(BAM), 5.00%, 8/1/28	1,065	1,294,231

(BAM), 5.00%, 8/1/29	1,000	1,211,400

University of Central Florida, (AGM), 4.00%, 10/1/34(1)	1,805	2,254,445

		$6,880,993

Security	Principal Amount (000’s omitted)	Value

Insured – Electric Utilities — 0.2%

Municipal Electric Authority of Georgia, (Plant Vogtle Units 3 and 4):

(AGM), 4.00%, 1/1/36	$770	$915,214

(AGM), 4.00%, 1/1/37	1,125	1,332,933

		$2,248,147

Insured – Escrowed / Prerefunded — 0.0%(3)

New Britain, CT:

(BAM), Escrowed to Maturity, 5.00%, 3/1/25	$5	$5,832

(BAM), Escrowed to Maturity, 5.00%, 3/1/25	100	116,829

		$122,661

Insured – General Obligations — 1.3%

Fort Bend County Municipal Utility District No. 58, TX:

(BAM), 3.00%, 4/1/26	$185	$204,469

(BAM), 3.00%, 4/1/30	725	814,247

(BAM), 3.00%, 4/1/32	360	400,644

New Britain, CT, (BAM), 5.00%, 3/1/25	135	156,530

Ogle and Winnebago Counties Community Unit School District No. 223, IL, (BAM), 4.00%, 12/1/25	470	528,116

Pharr, TX:

(AGM), 4.00%, 8/15/35	2,190	2,709,512

(AGM), 4.00%, 8/15/36	1,945	2,401,433

(AGM), 4.00%, 8/15/37	2,485	3,058,364

Pocono Mountain School District, PA, (AGM), 4.00%, 9/1/27	690	812,979

Yonkers, NY:

(BAM), Series 2019A, 5.00%, 5/1/31	750	978,112

(BAM), Series 2019B, 5.00%, 5/1/31	825	1,075,924

		$13,140,330

Insured – Housing — 0.2%

California Municipal Finance Authority, (CHF-Davis II, LLC - Orchard Park Student Housing), Green Bonds:

(BAM), 4.00%, 5/15/35	$600	$742,476

(BAM), 4.00%, 5/15/36	600	739,992

		$1,482,468

Insured – Lease Revenue / Certificates of Participation — 0.5%

Biloxi Public School District, MS, (BAM), 5.00%, 4/1/25	$1,350	$1,572,493

Clermont County Port Authority, OH, (West Clermont Local School District):

(BAM), 5.00%, 12/1/26	250	297,688

(BAM), 5.00%, 12/1/29	100	118,180

17	See Notes to Financial Statements.

5-to-15 Year Laddered Municipal Bond Portfolio

July 31, 2021

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Insured – Lease Revenue / Certificates of Participation (continued)

Highlands County School Board, FL:

(BAM), 5.00%, 3/1/26	$400	$463,948

(BAM), 5.00%, 3/1/27	200	231,588

Pasco County School Board, FL:

(BAM), 5.00%, 8/1/25	305	360,150

(BAM), 5.00%, 8/1/26	355	432,976

(BAM), 5.00%, 8/1/27	605	737,888

(BAM), 5.00%, 8/1/29	310	374,347

		$4,589,258

Insured – Other Revenue — 0.5%

New York Dormitory Authority, School Districts Revenue Bond Financing Program:

(AGM), 5.00%, 10/1/33	$1,250	$1,597,400

(AGM), 5.00%, 10/1/34	1,250	1,594,538

(AGM), 5.00%, 10/1/35	1,000	1,274,540

		$4,466,478

Insured – Special Tax Revenue — 0.1%

Successor Agency to Yuba City Redevelopment Agency, CA, (AGM), 5.00%, 9/1/25	$420	$496,226

Vineyard Redevelopment Agency, UT:

(AGM), 4.00%, 5/1/34(1)	115	140,371

(AGM), 4.00%, 5/1/36(1)	135	163,866

		$800,463

Insured – Transportation — 1.3%

New Brunswick Parking Authority, NJ:

(BAM), 5.00%, 9/1/25	$500	$589,190

(BAM), 5.00%, 9/1/26	320	380,218

(BAM), 5.00%, 9/1/27	375	444,229

New Orleans Aviation Board, LA:

(AGM), 5.00%, 1/1/30	1,000	1,254,880

(AGM), 5.00%, 1/1/31	1,250	1,560,950

(AGM), 5.00%, 1/1/32	1,650	2,056,741

(AGM), 5.00%, 1/1/33	2,450	3,046,771

(AGM), 5.00%, 1/1/34	2,485	3,082,742

		$12,415,721

Insured – Water and Sewer — 0.1%

Gulf Coast Waste Disposal Authority, TX, (AGM), 5.00%, 10/1/30	$250	$296,527

Hamburg Municipal Authority, PA, Sewer Revenue:

(AGM), 2.00%, 10/1/32	370	381,781

(AGM), 2.00%, 10/1/34	200	205,332

(AGM), 2.00%, 10/1/36	255	259,585

Security	Principal Amount (000’s omitted)	Value

Insured – Water and Sewer (continued)

Western Riverside Water and Wastewater Financing Authority, CA, (AGM), 4.00%, 9/1/28	$250	$303,360

		$1,446,585

Lease Revenue / Certificates of Participation — 5.2%

Adams County, CO, Certificates of Participation, 4.00%, 12/1/28	$1,000	$1,149,160

Aspen Fire Protection District, CO:

4.00%, 12/1/29	150	182,913

4.00%, 12/1/30	235	284,693

4.00%, 12/1/31	250	300,602

4.00%, 12/1/32	205	245,754

Broward County School Board, FL:

5.00%, 7/1/25	500	587,015

5.00%, 7/1/27	500	611,795

5.00%, 7/1/29	500	605,015

California Public Works Board:

4.00%, 5/1/36	880	1,097,237

5.00%, 11/1/29	1,000	1,233,550

Canadian County Educational Facilities Authority, OK, (Mustang Public Schools), 5.00%, 9/1/26	500	611,935

Colorado Department of Transportation:

5.00%, 6/15/30	350	419,958

5.00%, 6/15/31	310	371,802

Commonwealth Financing Authority, PA, Tobacco Master Settlement Payment Revenue:

5.00%, 6/1/25	500	586,185

5.00%, 6/1/29	3,000	3,797,550

5.00%, 6/1/30	3,000	3,771,180

Eagle County, CO, Certificates of Participation, 5.00%, 12/1/26	200	238,622

Forsyth County, NC, Limited Obligation Bonds, 5.00%, 4/1/27	1,300	1,626,131

Fountain Valley Public Financing Authority, CA:

4.00%, 11/1/25	570	655,848

4.00%, 11/1/26	595	691,777

4.00%, 11/1/27	620	717,334

4.00%, 11/1/28	645	743,782

Georgia Municipal Association, Inc., Certificates of Participation, (Atlanta Public Safety), 5.00%, 12/1/28	410	519,499

Indiana Finance Authority, (Stadium Project), (SPA: U.S. Bank, N.A.), 0.04%, 2/1/35(4)	4,900	4,900,000

Lake Houston Redevelopment Authority, TX:

3.00%, 9/1/37	300	326,034

4.00%, 9/1/32	200	244,190

4.00%, 9/1/35	200	241,976

4.00%, 9/1/36	200	241,304

5.00%, 9/1/31	250	330,327

18	See Notes to Financial Statements.

5-to-15 Year Laddered Municipal Bond Portfolio

July 31, 2021

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Lease Revenue / Certificates of Participation (continued)

Lee County School Board, FL, Certificates of Participation, 5.00%, 8/1/32	$1,495	$1,805,317

Oklahoma County Finance Authority, OK, (Deer Creek Public Schools):

5.00%, 12/1/25	1,405	1,669,941

5.00%, 12/1/26	2,000	2,377,300

Oklahoma County Finance Authority, OK, (Midwest City-Del City Public Schools):

5.00%, 10/1/25	1,000	1,182,480

5.00%, 10/1/26	1,000	1,219,560

Orange County School Board, FL, Prerefunded to 8/1/25, 5.00%, 8/1/32	1,935	2,295,819

Palm Beach County School Board, FL, 5.00%, 8/1/31	4,000	4,704,160

Palo Alto, CA, Certificates of Participation, 3.00%, 11/1/32	2,585	3,012,456

Plymouth Intermediate District No. 287, MN, Certificates of Participation, 5.00%, 2/1/30	385	463,967

Public Finance Authority, WI, (KU Campus Development Corp.), 5.00%, 3/1/29	500	596,975

Riverside County Public Financing Authority, CA:

5.00%, 11/1/27	850	1,012,163

5.00%, 11/1/28	950	1,130,357

South Dakota Building Authority, 5.00%, 6/1/26	500	606,415

Virginia Public Building Authority, 4.00%, 8/1/35	1,140	1,395,337

		$50,805,415

Other Revenue — 8.4%

Bexar County, TX, Combination Tax and Revenue Certificates of Obligation, 4.00%, 6/15/34	$905	$1,069,918

Bexar County, TX, Motor Vehicle Rental Tax Revenue:

4.00%, 8/15/33	690	815,987

4.00%, 8/15/34	810	955,411

4.00%, 8/15/35	510	600,734

District of Columbia, (National Public Radio, Inc.):

Prerefunded to 4/1/26, 5.00%, 4/1/28	1,000	1,213,240

Prerefunded to 4/1/26, 5.00%, 4/1/29	1,000	1,213,240

Fort Myers, FL, Capital Improvement Revenue:

5.00%, 12/1/32	825	983,540

5.00%, 12/1/33	640	762,381

5.00%, 12/1/34	510	606,558

Hyland Hills Park & Recreation District, CO, 5.00%, 12/15/26	150	185,270

Kentucky Public Energy Authority, Gas Supply Revenue:

4.00%, 7/1/24	5,000	5,530,950

4.00% to 6/1/25 (Put Date), 12/1/49	5,000	5,624,150

4.00% to 2/1/28 (Put Date), 2/1/50	19,000	22,644,390

Knoxville, TN, Gas System Revenue, 4.00%, 3/1/33	3,245	3,882,123

Security	Principal Amount (000’s omitted)	Value

Other Revenue (continued)

Lancaster Port Authority, OH, Gas Supply Revenue, (Liq: Royal Bank of Canada), 5.00% to 2/1/25 (Put Date), 8/1/49	$5,000	$5,757,350

Louisiana Local Government Environmental Facilities and Community Development Authority, (Bossier City):

5.00%, 12/1/32	2,355	3,050,526

5.00%, 12/1/34	2,425	3,111,639

Louisiana Local Government Environmental Facilities and Community Development Authority, (Jefferson Parish):

5.00%, 4/1/27	500	605,335

5.00%, 4/1/29	275	331,405

Mississippi Development Bank, Special Obligation Bond, (Jackson Public School District), 5.00%, 4/1/25	1,270	1,478,801

New York City Cultural Resources Trust, NY, (Carnegie Hall):

5.00%, 12/1/27	100	125,756

5.00%, 12/1/29	325	426,780

5.00%, 12/1/31	250	327,503

5.00%, 12/1/32	550	719,406

5.00%, 12/1/33	200	260,984

5.00%, 12/1/34	300	390,498

5.00%, 12/1/35	700	909,475

New York City Educational Construction Fund, NY, 5.00%, 4/1/29	2,765	3,605,228

Rhode Island Health and Educational Building Corp., (Barrington), 5.00%, 5/15/28	1,060	1,321,385

Tennessee Energy Acquisition Corp., Gas Project Revenue, 4.00% to 11/1/25 (Put Date), 11/1/49	5,000	5,682,000

Texas Municipal Gas Acquisition and Supply Corp. III, Gas Supply Revenue:

5.00%, 12/15/26	1,000	1,225,630

5.00%, 12/15/31	1,250	1,696,262

Wisconsin, Environmental Improvement Fund Revenue:

5.00%, 6/1/31	2,500	2,945,550

5.00%, 6/1/32	1,000	1,177,380

		$81,236,785

Senior Living / Life Care — 1.9%

Atlantic Beach, FL, (Fleet Landing), 3.00%, 11/15/23	$2,500	$2,504,400

Baltimore County, MD, (Riderwood Village, Inc.):

4.00%, 1/1/30	1,655	1,980,522

4.00%, 1/1/31	250	298,040

4.00%, 1/1/32	350	416,185

4.00%, 1/1/33	600	712,338

4.00%, 1/1/34	685	811,910

4.00%, 1/1/35	615	727,373

Buffalo and Erie County Industrial Land Development Corp., NY, (Orchard Park CCRC, Inc.):

5.00%, 11/15/28	50	58,113

5.00%, 11/15/30	910	1,049,812

19	See Notes to Financial Statements.

5-to-15 Year Laddered Municipal Bond Portfolio

July 31, 2021

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Senior Living / Life Care (continued)

California Statewide Communities Development Authority, (American Baptist Homes of the West), 5.00%, 10/1/25	$100	$118,294

Cumberland County Municipal Authority, PA, (Diakon Lutheran Social Ministries):

2.50%, 1/1/26	640	690,816

5.00%, 1/1/27	1,035	1,226,485

East Hempfield Township Industrial Development Authority, PA, (Willow Valley Communities):

5.00%, 12/1/21	250	253,808

5.00%, 12/1/31	310	359,603

Illinois Finance Authority, (Presbyterian Homes Obligated Group), 5.00%, 5/1/22	225	232,695

Missouri Health and Educational Facilities Authority, (Lutheran Senior Services):

3.00%, 2/1/27	1,000	1,094,610

5.00%, 2/1/23	600	641,454

5.00%, 2/1/29	600	703,200

5.00%, 2/1/30	200	233,346

5.00%, 2/1/31	250	290,610

North Carolina Medical Care Commission, (The Forest at Duke), 4.00%, 9/1/41	715	844,301

North Carolina Medical Care Commission, (United Methodist Retirement Homes):

5.00%, 10/1/24	150	169,152

5.00%, 10/1/25	100	112,510

5.00%, 10/1/26	1,100	1,233,507

5.00%, 10/1/27	50	55,906

5.00%, 10/1/29	125	139,129

5.00%, 10/1/32	225	249,140

Series 2016A, 5.00%, 10/1/30	230	273,861

Series 2016A, 5.00%, 10/1/31	675	800,374

Series 2017A, 5.00%, 10/1/30	250	277,625

		$18,559,119

Special Tax Revenue — 2.8%

Downtown Smyrna Development Authority, GA:

3.00%, 2/1/36	$200	$232,504

4.00%, 2/1/35	430	540,428

Los Angeles County Metropolitan Transportation Authority, CA, Sales Tax Revenue, 5.00%, 6/1/32	500	608,550

Miami-Dade County, FL, Special Obligation Bonds:

5.00%, 4/1/25	250	292,995

5.00%, 4/1/26	1,025	1,243,520

5.00%, 4/1/29	900	1,085,841

5.00%, 4/1/30	950	1,143,249

5.00%, 4/1/31	895	1,076,148

5.00%, 4/1/32	735	883,014

Security	Principal Amount (000’s omitted)	Value

Special Tax Revenue (continued)

New York City Transitional Finance Authority, NY, Future Tax Revenue:

4.00%, 5/1/36	$2,000	$2,471,840

4.00%, 11/1/36	1,000	1,239,640

5.00%, 8/1/33	1,190	1,355,529

New York Dormitory Authority, Sales Tax Revenue:

5.00%, 3/15/32	1,800	2,135,880

5.00%, 3/15/34	5,000	6,115,200

Queen Creek, AZ, Excise Tax and State Shared Revenue:

4.00%, 8/1/35	3,120	3,862,935

4.00%, 8/1/36	1,000	1,234,690

Successor Agency to San Mateo Redevelopment Agency, CA:

5.00%, 8/1/26	100	117,267

5.00%, 8/1/29	140	162,138

Tri-County Metropolitan Transportation District, OR, Payroll Tax Revenue, 5.00%, 9/1/32	1,000	1,222,750

		$27,024,118

Transportation — 16.7%

Arizona Transportation Board, Highway Revenue, 5.00%, 7/1/27	$2,005	$2,450,010

Bay Area Toll Authority, CA, (San Francisco Bay Area), 2.95% to 4/1/26 (Put Date), 4/1/47	1,800	1,983,150

Central Florida Expressway Authority, 4.00%, 7/1/35	3,150	3,629,934

Central Texas Regional Mobility Authority:

4.00%, 1/1/34	200	241,594

4.00%, 1/1/36	1,490	1,787,851

5.00%, 1/1/25	500	566,340

5.00%, 1/1/27	2,500	2,973,025

5.00%, 1/1/36	1,130	1,498,629

Chicago, IL, (O’Hare International Airport):

4.00%, 1/1/35	5,000	6,020,650

4.00%, 1/1/36	3,500	4,193,525

5.00%, 1/1/26	1,000	1,201,210

5.00%, 1/1/28	150	173,352

5.00%, 1/1/29	150	173,187

5.00%, 1/1/30	500	577,470

5.00%, 1/1/31	1,000	1,154,580

5.00%, 1/1/33	125	144,091

5.00%, 1/1/34	7,500	9,785,250

5.25%, 1/1/28	2,905	3,603,013

5.25%, 1/1/29	3,060	3,792,503

5.25%, 1/1/30	1,000	1,238,200

5.25%, 1/1/31	1,000	1,237,210

5.25%, 1/1/32	2,565	3,173,136

20	See Notes to Financial Statements.

5-to-15 Year Laddered Municipal Bond Portfolio

July 31, 2021

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Transportation (continued)

Clark County, NV, Highway Revenue, 5.00%, 7/1/33	$840	$949,586

Commonwealth Transportation Board, VA, 5.00%, 9/15/30	1,240	1,519,384

Denver City and County, CO, Airport System Revenue, 5.00%, 11/15/31	1,450	1,759,966

Fort Bend County, TX, Toll Road Revenue:

5.00%, 3/1/28	500	578,580

5.00%, 3/1/29	1,000	1,156,390

5.00%, 3/1/30	750	867,292

Hawaii, Highway Revenue, 5.00%, 1/1/31	805	1,043,369

Idaho Housing and Finance Association, Federal Highway Trust Fund, 5.00%, 7/15/25	650	766,643

Illinois Toll Highway Authority:

5.00%, 1/1/29	175	208,941

5.00%, 12/1/32	350	415,692

Kentucky Turnpike Authority, 5.00%, 7/1/33	300	326,415

Massachusetts Bay Transportation Authority, 4.00%, 7/1/36	2,900	3,630,452

Massachusetts Department of Transportation, 5.00%, 1/1/30	4,235	5,470,222

Metropolitan Transportation Authority, NY:

0.364%, (67% of SOFR + 0.33%), 11/1/35(2)	7,500	7,505,550

0.464%, (67% of SOFR + 0.43%), 11/1/26(2)	3,000	3,002,340

4.00%, 11/15/43	3,500	4,157,755

5.00%, 11/15/41	415	437,418

5.25%, 11/15/30	500	592,560

Series 2012D, 5.00%, 11/15/28	1,070	1,129,385

Series 2015F, 5.00%, 11/15/28	640	756,941

Metropolitan Transportation Authority, NY, Green Bonds:

5.00%, 11/15/25	5,000	5,942,900

5.00%, 11/15/26	5,815	7,125,643

New Orleans Aviation Board, LA, 5.00%, 1/1/28	150	184,503

New York Transportation Development Corp., (Terminal 4 John F. Kennedy International Airport):

5.00%, 12/1/28	1,200	1,556,952

5.00%, 12/1/30	1,000	1,351,020

North Carolina, Grant Anticipation Revenue Vehicle Bonds:

5.00%, 3/1/26	3,000	3,632,640

5.00%, 3/1/29	550	635,344

5.00%, 3/1/30	400	462,244

Pennsylvania Turnpike Commission:

4.00%, 12/1/37	3,850	4,729,263

5.00%, 12/1/34	250	334,503

5.00%, 12/1/35	500	667,640

5.00%, 12/1/36	1,165	1,552,724

Port Authority of New York and New Jersey:

4.00%, 7/15/36	1,605	1,969,239

5.00%, 9/1/34	3,595	4,685,579

Security	Principal Amount (000’s omitted)	Value

Transportation (continued)

Port of Seattle, WA:

5.00%, 3/1/27	$250	$284,840

5.00%, 3/1/29	250	284,510

Portland, ME, Airport Revenue, Green Bonds:

5.00%, 1/1/29	225	287,838

5.00%, 1/1/31	370	478,184

Salt Lake City, UT, (Salt Lake City International Airport):

5.00%, 7/1/28	1,370	1,712,020

5.00%, 7/1/31	300	380,022

5.00%, 7/1/32	660	833,936

5.00%, 7/1/33	600	756,132

5.00%, 7/1/34	450	565,646

San Francisco City and County Airport Commission, CA, (San Francisco International Airport):

5.00%, 5/1/35	1,950	2,639,305

5.00%, 5/1/36	1,950	2,630,550

Texas Transportation Commission, (Central Texas Turnpike System):

0.00%, 8/1/34	1,000	682,630

0.00%, 8/1/35	500	323,370

Triborough Bridge and Tunnel Authority, NY, 5.00%, 11/15/29	14,400	17,943,696

Wayne County Airport Authority, MI, (Detroit Metropolitan Wayne County Airport):

5.00%, 12/1/31	2,920	3,770,742

5.00%, 12/1/34	1,005	1,289,566

Wisconsin, Transportation Revenue:

5.00%, 7/1/31	3,450	3,928,101

Prerefunded to 7/1/24, 5.00%, 7/1/32	700	797,699

		$162,291,772

Water and Sewer — 3.9%

Buffalo Municipal Water Finance Authority, NY:

5.00%, 7/1/25	$300	$351,702

5.00%, 7/1/29	115	134,965

5.00%, 7/1/30	100	117,361

Glendale, AZ, Water and Sewer Revenue, 5.00%, 7/1/28	1,500	1,760,415

Hillsborough County, FL, Wastewater Impact Fee:

5.00%, 5/1/26	3,000	3,625,890

5.00%, 5/1/27	2,315	2,874,651

5.00%, 5/1/28	1,270	1,617,231

5.00%, 5/1/29	1,220	1,589,379

Marin Public Financing Authority, CA, (Sausalito-Marin City Sanitary District), 4.00%, 4/1/32	575	671,836

McAllen, TX, Waterworks and Sewer System Revenue, 4.00%, 2/1/27	1,000	1,143,400

21	See Notes to Financial Statements.

5-to-15 Year Laddered Municipal Bond Portfolio

July 31, 2021

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Water and Sewer (continued)

Memphis, TN, Sanitary Sewerage System Revenue, 4.00%, 10/1/32	$1,895	$2,218,893

Mesa, AZ, Utility Systems Revenue:

5.00%, 7/1/27	600	731,868

5.00%, 7/1/29	500	606,635

Portland, OR, Water System Revenue, 4.00%, 5/1/33	2,470	3,136,776

Rapid City, SD, Water Revenue:

4.00%, 11/1/29	600	688,572

4.00%, 11/1/30	670	767,867

5.00%, 11/1/26	1,000	1,196,380

5.00%, 11/1/27	515	614,452

Richmond, VA, Public Utility Revenue, 4.00%, 1/15/36	7,205	8,811,715

Spotsylvania County, VA, Water and Sewer System Revenue, 3.00%, 12/1/31	2,095	2,484,733

St. Joseph Industrial Development Authority, MO, (Sewerage System Improvements), 5.00%, 4/1/26	500	584,080

Western Riverside Water and Wastewater Financing Authority, CA:

4.00%, 9/1/26	435	508,002

4.00%, 9/1/27	445	530,881

Wyoming, MI, Water Supply System Revenue:

5.00%, 6/1/27	505	616,256

5.00%, 6/1/28	550	669,405

		$38,053,345

Total Tax-Exempt Municipal Obligations — 96.1% (identified cost $873,325,546)		$934,165,390

Other Assets, Less Liabilities — 3.9%		$37,490,945

Net Assets — 100.0%		$971,656,335

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

At July 31, 2021, the concentration of the Portfolio’s investments in the various states and territories, determined as a percentage of net assets, is as follows:

New York	10.7%

Others, representing less than 10% individually	85.4%

The Portfolio invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. At July 31, 2021, 5.1% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 1.5% to 3.6% of total investments.

(1)	When-issued security.

(2)	Floating-rate security. The stated interest rate represents the rate in effect at July 31, 2021.

(3)	Amount is less than 0.05%.

(4)

Variable rate demand obligation that may be tendered at par on any day for payment the same or next business day. The stated interest rate, which generally resets daily, is determined by the remarketing agent and represents the rate in effect at July 31, 2021.

Abbreviations:

AGM	–	Assured Guaranty Municipal Corp.

BAM	–	Build America Mutual Assurance Co.

FHLMC	–	Federal Home Loan Mortgage Corp.

FNMA	–	Federal National Mortgage Association

GNMA	–	Government National Mortgage Association

Liq	–	Liquidity Provider

PSF	–	Permanent School Fund

SFMR	–	Single Family Mortgage Revenue

SIFMA	–	Securities Industry and Financial Markets Association Municipal Swap Index

SOFR	–	Secured Overnight Financing Rate

SPA	–	Standby Bond Purchase Agreement

22	See Notes to Financial Statements.

5-to-15 Year Laddered Municipal Bond Portfolio

July 31, 2021

Statement of Assets and Liabilities (Unaudited)

Assets	July 31, 2021

Unaffiliated investments, at value (identified cost, $873,325,546)	$934,165,390

Cash	38,942,839

Interest receivable	8,756,641

Receivable for investments sold	75,722

Total assets	$981,940,592

Liabilities

Payable for when-issued securities	$9,852,363

Payable to affiliates:

Investment adviser fee	263,065

Other	303

Accrued expenses	168,526

Total liabilities	$10,284,257

Net Assets applicable to investors’ interest in Portfolio	$971,656,335

23	See Notes to Financial Statements.

5-to-15 Year Laddered Municipal Bond Portfolio

July 31, 2021

Statement of Operations (Unaudited)

Investment Income	Six Months Ended July 31, 2021

Interest	$9,619,028

Total investment income	$9,619,028

Expenses

Investment adviser fee	$1,497,663

Trustees’ fees and expenses	22,738

Custodian fee	112,542

Legal and accounting services	28,270

Miscellaneous	14,651

Total expenses	$1,675,864

Deduct —

Allocation of expenses to affiliates	$31,294

Total expense reductions	$31,294

Net expenses	$1,644,570

Net investment income	$7,974,458

Realized and Unrealized Gain (Loss)

Net realized gain (loss) —

Investment transactions	$2,190,397

Net realized gain	$2,190,397

Change in unrealized appreciation (depreciation) —

Investments	$590,116

Net change in unrealized appreciation (depreciation)	$590,116

Net realized and unrealized gain	$2,780,513

Net increase in net assets from operations	$10,754,971

24	See Notes to Financial Statements.

5-to-15 Year Laddered Municipal Bond Portfolio

July 31, 2021

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended July 31, 2021 (Unaudited)	Year Ended January 31, 2021

From operations —

Net investment income	$7,974,458	$15,352,513

Net realized gain	2,190,397	4,325,390

Net change in unrealized appreciation (depreciation)	590,116	17,011,685

Net increase in net assets from operations	$10,754,971	$36,689,588

Capital transactions —

Contributions	$71,939,893	$203,943,194

Withdrawals	(21,913,693)	(59,666,246)

Portfolio transaction fee	140,922	395,167

Net increase in net assets from capital transactions	$50,167,122	$144,672,115

Net increase in net assets	$60,922,093	$181,361,703

Net Assets

At beginning of period	$910,734,242	$729,372,539

At end of period	$971,656,335	$910,734,242

25	See Notes to Financial Statements.

5-to-15 Year Laddered Municipal Bond Portfolio

July 31, 2021

Financial Highlights

	Six Months Ended July 31, 2021 (Unaudited)		Year Ended January 31,				Period Ended January 31, 2017(1)
Ratios/Supplemental Data			2021	2020	2019	2018

Ratios (as a percentage of average daily net assets):

Expenses(2)	0.35	%(3)	0.35%	0.35%	0.35%	0.35%	0.35	%(3)

Net investment income	1.70	%(3)	1.94%	2.17%	2.16%	2.01%	1.71	%(3)

Portfolio Turnover	10	%(4)	51%	28%	78%	35%	30	%(4)

Total Return(2)	1.08	%(4)	4.66%	7.88%	3.11%	3.83%	(0.80	)%(4)

Net assets, end of period (000’s omitted)	$971,656		$910,734	$729,373	$612,428	$676,300	$502,104

(1)	For the period from the start of business, March 28, 2016, to January 31, 2017.

(2)

The investment adviser and sub-adviser reimbursed certain operating expenses (equal to 0.01%, 0.01%, 0.01%, 0.01%, 0.01% and 0.02% of average daily net assets for the six months ended July 31, 2021, the years ended January 31, 2021, 2020, 2019 and 2018 and the period ended January 31, 2017, respectively). Absent this reimbursement, total return would be lower.

(3)	Annualized.

(4)	Not annualized.

26	See Notes to Financial Statements.

5-to-15 Year Laddered Municipal Bond Portfolio

July 31, 2021

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

5-to-15 Year Laddered Municipal Bond Portfolio (the Portfolio) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, open-end management investment company. The Portfolio’s investment objective is to seek current income exempt from regular federal income tax. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At July 31, 2021, Parametric TABS 5-to-15 Year Laddered Municipal Bond Fund and Eaton Vance TABS 5-to-15 Year Laddered Municipal Bond NextShares held an interest of 99.2% and 0.8%, respectively, in the Portfolio.

The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Portfolio is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Debt Obligations. Debt obligations are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term debt obligations purchased with a remaining maturity of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio in a manner that most fairly reflects the security’s “fair value”, which is the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

D  Federal Taxes — The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio’s investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor’s distributive share of the Portfolio’s net investment income, net realized capital gains and losses and any other items of income, gain, loss, deduction or credit.

As of July 31, 2021, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Portfolio files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

F  Indemnifications — Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Under Massachusetts law, if certain conditions prevail, interestholders in the Portfolio could be deemed to have personal liability for the obligations of the Portfolio. However, the Portfolio’s Declaration of Trust contains an express disclaimer of liability on the part of Portfolio interestholders. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

G  When-Issued Securities and Delayed Delivery Transactions — The Portfolio may purchase securities on a delayed delivery or when issued basis. Payment and delivery may take place after the customary settlement period for that security. At the time the transaction is negotiated, the price of the security that will be delivered is fixed. The Portfolio maintains cash and/or security positions for these commitments such that sufficient liquid assets will be available to make payments upon settlement. Securities purchased on a delayed delivery or when-issued basis are marked-to-market daily and begin

27

5-to-15 Year Laddered Municipal Bond Portfolio

July 31, 2021

Notes to Financial Statements (Unaudited) — continued

earning interest on settlement date. Securities purchased on a delayed delivery or when-issued basis are subject to the risk that when delivered they will be worth less than the agreed upon payment price. Losses may also arise if the counterparty does not perform under the contract.

H  Capital Transactions — To seek to protect the Portfolio (and, indirectly, other investors in the Portfolio) against the costs of accommodating investor inflows and outflows, the Portfolio imposes a fee (“Portfolio transaction fee”) on inflows and outflows by Portfolio investors. The Portfolio transaction fee is sized to cover the estimated cost to the Portfolio of, in connection with issuing interests, converting the cash and/or other instruments it receives to the desired composition and, in connection with redeeming its interests, converting Portfolio holdings to cash and/or other instruments to be distributed. Such fee, which may vary over time, is limited to amounts that have been authorized by the Board of Trustees and determined by Eaton Vance Management (EVM) to be appropriate. The maximum Portfolio transaction fee is 2% of the amount of net contributions or withdrawals. The Portfolio transaction fee is recorded as a component of capital transactions on the Statements of Changes in Net Assets.

I  Interim Financial Statements — The interim financial statements relating to July 31, 2021 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Portfolio’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR) as compensation for investment advisory services rendered to the Portfolio. On March 1, 2021, Morgan Stanley acquired Eaton Vance Corp. (the “Transaction”) and BMR became an indirect, wholly-owned subsidiary of Morgan Stanley. In connection with the Transaction, the Portfolio entered into a new investment advisory agreement (the “New Agreement”) with BMR, which took effect on March 1, 2021. The Portfolio’s prior fee reduction agreement was incorporated into the New Agreement. Pursuant to the New Agreement (and the Portfolio’s investment advisory agreement and related fee reduction agreement with BMR in effect prior to March 1, 2021), the investment adviser fee is computed at an annual rate as a percentage of the Portfolio’s average daily net assets as follows and is payable monthly:

Average Daily Net Assets	Annual Fee Rate

Up to $1 billion	0.3200%

$1 billion but less than $2.5 billion	0.3075%

$2.5 billion but less than $5 billion	0.2950%

$5 billion and over	0.2875%

For the six months ended July 31, 2021, the Portfolio’s investment adviser fee amounted to $1,497,663 or 0.32% (annualized) of the Portfolio’s average daily net assets. Pursuant to an investment sub-advisory agreement, BMR has delegated the investment management of the Portfolio to Parametric Portfolio Associates LLC (Parametric), an affiliate of BMR and, effective March 1, 2021, an indirect, wholly-owned subsidiary of Morgan Stanley. In connection with the Transaction, BMR entered into a new investment sub-advisory agreement with Parametric, which took effect on March 1, 2021. BMR pays Parametric a portion of its investment adviser fee for sub-advisory services provided to the Portfolio. Pursuant to a voluntary expense reimbursement, BMR and Parametric were allocated $31,294 in total of the Portfolio’s operating expenses for the six months ended July 31, 2021.

Trustees and officers of the Portfolio who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended July 31, 2021, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organizations.

3  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, aggregated $217,373,856 and $88,862,773, respectively, for the six months ended July 31, 2021.

28

5-to-15 Year Laddered Municipal Bond Portfolio

July 31, 2021

Notes to Financial Statements (Unaudited) — continued

4  Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at July 31, 2021, as determined on a federal income tax basis, were as follows:

Aggregate cost	$873,300,634

Gross unrealized appreciation	$60,956,050

Gross unrealized depreciation	(91,294)

Net unrealized appreciation	$60,864,756

5  Line of Credit

The Portfolio participates with other portfolios and funds managed by EVM and its affiliates in an $800 million unsecured line of credit agreement with a group of banks, which is in effect through October 26, 2021. Borrowings are made by the Portfolio solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to the Portfolio based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. In connection with the renewal of the agreement in October 2020, an upfront fee and arrangement fee totaling $950,000 was incurred that was allocated to the participating portfolios and funds. Because the line of credit is not available exclusively to the Portfolio, it may be unable to borrow some or all of its requested amounts at any particular time. The Portfolio did not have any significant borrowings or allocated fees during the six months ended July 31, 2021.

6  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At July 31, 2021, the hierarchy of inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total

Tax-Exempt Municipal Obligations	$—	$934,165,390	$—	$934,165,390

Total Investments	$—	$934,165,390	$—	$934,165,390

7  Risks and Uncertainties

Pandemic Risk

An outbreak of respiratory disease caused by a novel coronavirus was first detected in China in late 2019 and subsequently spread internationally. This coronavirus has resulted in closing borders, enhanced health screenings, changes to healthcare service preparation and delivery, quarantines, cancellations, disruptions to supply chains and customer activity, as well as general concern and uncertainty. Health crises caused by outbreaks, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks and disrupt normal market conditions and operations. The impact of this outbreak has negatively affected the worldwide economy, the economies of individual countries, individual companies, and the market in general, and may continue to do so in significant and unforeseen ways, as may other epidemics and pandemics that may arise in the future. Any such impact could adversely affect the Portfolio’s performance, or the performance of the securities in which the Portfolio invests.

29

Eaton Vance

TABS 5-to-15 Year Laddered Municipal Bond NextShares

July 31, 2021

Joint Special Meeting of Shareholders (Unaudited)

Eaton Vance TABS 5-to-15 Year Laddered Municipal Bond NextShares (the “Fund”) held a Joint Special Meeting of Shareholders on February 18, 2021 for the following purposes: (1) to approve a new investment advisory and administrative agreement with Eaton Vance Management to serve as the Fund’s investment adviser and administrator (“Proposal 1”); (2) to approve a new investment sub-advisory agreement with Parametric Portfolio Associates LLC to serve as the Fund’s investment sub-adviser (“Proposal 2”); (3) to provide voting instructions to the Fund, which invests pursuant to a master-feeder arrangement, with respect to the approval of a new investment advisory agreement with Boston Management and Research (“BMR”) to serve as investment adviser to 5-to-15 Year Laddered Municipal Bond Portfolio (“Proposal 3”); and (4) to provide voting instructions to the Fund, which invests pursuant to a master-feeder arrangement, with respect to the approval of a new investment sub-advisory agreement with Parametric Portfolio Associates LLC to serve as investment sub-adviser to 5-to-15 Year Laddered Municipal Bond Portfolio (“Proposal 4”). The shareholder meeting results are as follows:

	Number of Shares(1)
	For	Against	Abstain(2)	Broker Non-Votes(2)

Proposal 1	678,948.000	0	1,500.00	0

Proposal 2	678,948.000	0	1,500.00	0

Proposal 3	678,948.000	0	1,500.00	0

Proposal 4	678,948.000	0	1,500.00	0

(1)	Fractional shares were voted proportionately.

(2)

Abstentions and broker non-votes (i.e., shares for which a broker returns a proxy but for which (i) the beneficial owner has not voted and (ii) the broker holding the shares does not have discretionary authority to vote on the particular matter) were treated as shares that were present at the meeting for purposes of establishing a quorum, but had the effect of a negative vote on each Proposal.

Interestholder Meeting

5-to-15 Year Laddered Municipal Bond Portfolio (the “Portfolio”) held a Joint Special Meeting of Interestholders on February 19, 2021 for the following purposes: (1) to approve a new investment advisory agreement with Boston Management and Research to serve as the Portfolio’s investment adviser (“Proposal 1”); and (2) to approve a new investment sub-advisory agreement with Parametric Portfolio Associates LLC to serve as investment sub-adviser to the Portfolio (“Proposal 2”). The interestholder meeting results are as follows:

	For	Against	Abstain(1)

Proposal 1	95.761%	1.310%	2.928%

Proposal 2	95.755%	1.270%	2.974%

Results may not total 100% due to rounding.

(1)	Abstentions were treated as interests that were present at the meeting for purposes of establishing a quorum, but had the effect of a negative vote on each Proposal.

30

Eaton Vance

TABS 5-to-15 Year Laddered Municipal Bond NextShares

July 31, 2021

Liquidity Risk Management Program

The Fund has implemented a written liquidity risk management program (Program) and related procedures to manage its liquidity in accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (Liquidity Rule). The Liquidity Rule defines “liquidity risk” as the risk that a fund could not meet requests to redeem shares issued by the fund without significant dilution of the remaining investors’ interests in the fund. The Fund’s Board of Trustees/Directors has designated the investment adviser to serve as the administrator of the Program and the related procedures. The administrator has established a Liquidity Risk Management Oversight Committee (Committee) to perform the functions necessary to administer the Program. As part of the Program, the administrator is responsible for identifying illiquid investments and categorizing the relative liquidity of the Fund’s investments in accordance with the Liquidity Rule. Under the Program, the administrator assesses, manages, and periodically reviews the Fund’s liquidity risk, and is responsible for making certain reports to the Fund’s Board of Trustees/Directors and the Securities and Exchange Commission (SEC) regarding the liquidity of the Fund’s investments, and to notify the Board of Trustees/Directors and the SEC of certain liquidity events specified in the Liquidity Rule. The liquidity of the Fund’s portfolio investments is determined based on a number of factors including, but not limited to, relevant market, trading and investment-specific considerations under the Program.

At a meeting of the Fund’s Board of Trustees/Directors on June 8, 2021, the Committee provided a written report to the Fund’s Board of Trustees/Directors pertaining to the operation, adequacy, and effectiveness of implementation of the Program, as well as the operation of the highly liquid investment minimum (if applicable) for the period January 1, 2020 through December 31, 2020 (Review Period). The Program operated effectively during the Review Period, supporting the administrator’s ability to assess, manage and monitor Fund liquidity risk, including during periods of market volatility and net redemptions. During the Review Period, the Fund met redemption requests on a timely basis.

There can be no assurance that the Program will achieve its objectives in the future. Please refer to the Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.

31

Eaton Vance

TABS 5-to-15 Year Laddered Municipal Bond NextShares

July 31, 2021

Officers and Trustees

Officers of Eaton Vance TABS 5-to-15 Year Laddered Municipal Bond NextShares and 5-to-15 Year Laddered Municipal Bond Portfolio

Eric A. Stein

President

Deidre E. Walsh

Vice President and Chief Legal Officer

James F. Kirchner

Treasurer

Kimberly M. Roessiger

Secretary

Richard F. Froio

Chief Compliance Officer

Trustees of Eaton Vance TABS 5-to-15 Year Laddered Municipal Bond NextShares and 5-to-15 Year Laddered Municipal Bond Portfolio

George J. Gorman

Chairperson

Thomas E. Faust Jr.*

Mark R. Fetting

Cynthia E. Frost

Valerie A. Mosley

William H. Park

Helen Frame Peters

Keith Quinton

Marcus L. Smith

Susan J. Sutherland

Scott E. Wennerholm

*	Interested Trustee

32

Eaton Vance Funds

Privacy Notice	April 2021

FACTS	WHAT DOES EATON VANCE DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depend on the product or service you have with us. This information can include:

∎   Social Security number and income

∎    investment experience and risk tolerance

∎   checking account number and wire transfer instructions

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Eaton Vance chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does Eaton Vance share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don’t share
For our investment management affiliates’ everyday business purposes — information about your transactions, experiences, and creditworthiness	Yes	Yes
For our affiliates’ everyday business purposes — information about your transactions and experiences	Yes	No
For our affiliates’ everyday business purposes — information about your creditworthiness	No	We don’t share
For our investment management affiliates to market to you	Yes	Yes
For our affiliates to market to you	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

To limit our sharing

Call toll-free 1-800-262-1122 or email: EVPrivacy@eatonvance.com

Please note:

If you are a new customer, we can begin sharing your information 30 days from the date we sent this notice. When you are no longer our customer, we continue to share your information as described in this notice. However, you can contact us at any time to limit our sharing.

Questions?	Call toll-free 1-800-262-1122 or email: EVPrivacy@eatonvance.com

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Eaton Vance Funds

Privacy Notice — continued	April 2021

Who we are
Who is providing this notice?	Eaton Vance Management, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Advisers International Ltd., Eaton Vance Global Advisors Limited, Eaton Vance Management’s Real Estate Investment Group, Boston Management and Research, Calvert Research and Management, Eaton Vance and Calvert Fund Families and our investment advisory affiliates (“Eaton Vance”) (see Investment Management Affiliates definition below)
What we do
How does Eaton Vance protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We have policies governing the proper handling of customer information by personnel and requiring third parties that provide support to adhere to appropriate security standards with respect to such information.
How does Eaton Vance collect my personal information?

We collect your personal information, for example, when you

∎   open an account or make deposits or withdrawals from your account

∎    buy securities from us or make a wire transfer

∎   give us your contact information

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only

∎   sharing for affiliates’ everyday business purposes — information about your creditworthiness

∎   affiliates from using your information to market to you

∎    sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing. See below for more on your rights under state law.

Definitions
Investment Management Affiliates	Eaton Vance Investment Management Affiliates include registered investment advisers, registered broker-dealers, and registered and unregistered funds. Investment Management Affiliates does not include entities associated with Morgan Stanley Wealth Management, such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Affiliates

Companies related by common ownership or control. They can be financial and nonfinancial companies.

∎   Our affiliates include companies with a Morgan Stanley name and financial companies such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.

Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ∎ Eaton Vance does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ∎ Eaton Vance doesn’t jointly market.
Other important information

Vermont: Except as permitted by law, we will not share personal information we collect about Vermont residents with Nonaffiliates unless you provide us with your written consent to share such information.

California: Except as permitted by law, we will not share personal information we collect about California residents with Nonaffiliates and we will limit sharing such personal information with our Affiliates to comply with California privacy laws that apply to us.

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Eaton Vance Funds

IMPORTANT NOTICES

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits delivery of only one copy of fund shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Your broker may household the mailing of your documents indefinitely unless you instruct your broker otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact your broker. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by your broker.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) files a schedule of portfolio holdings on Part F to Form N-PORT with the SEC. Certain information filed on Form N-PORT may be viewed on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov.

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

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Investment Adviser of 5-to-15 Year Laddered Municipal Bond Portfolio

Boston Management and Research

Two International Place

Boston, MA 02110

Investment Adviser and Administrator of Eaton Vance TABS 5-to-15 Year Laddered Municipal Bond NextShares

Eaton Vance Management

Two International Place

Boston, MA 02110

Investment Sub-Adviser

Parametric Portfolio Associates LLC

800 Fifth Avenue, Suite 2800

Seattle, WA 98104

Distributor*

Foreside Fund Services, LLC

Three Canal Plaza, Suite 100

Portland, ME 04101

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer and Dividend Disbursing Agent

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Fund Offices

Two International Place

Boston, MA 02110

*

FINRA BrokerCheck.  Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

22627    7.31.21

Item 2.	Code of Ethics

Not required in this filing.

Item 3.	Audit Committee Financial Expert

Not required in this filing.

Item 4.	Principal Accountant Fees and Services

Not required in this filing.

Item 5.	Audit Committee of Listed Registrants

Not applicable.

Item 6.	Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders

No material changes.

Item 11.	Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 13.	Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Treasurer’s Section 302 certification.

(a)(2)(ii)	President’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance NextShares Trust II

By:	/s/ Eric A. Stein
Eric A. Stein
President

Date: September 22, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date: September 22, 2021

By:	/s/ Eric A. Stein
Eric A. Stein
President

Date: September 22, 2021